Intangible Assets, Net and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance as of December 31, 2021	$ 754,506	$ 121,487	$ 115,914
Acquisitions	13,266	632,983	5,486
Foreign exchange translation and other	69	36	87
Balance as of March 31, 2022	$ 777,620	$ 754,506	$ 121,487